Asset Retirement Obligations	12 Months Ended
Dec. 31, 2018
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligations
Note 6 – Asset Retirement Obligations

The following is a reconciliation of the changes in the Company’s ARO for the years ended December 31, 2018 and 2017:

	Years Ended December 31,
	2018	2017
	(in thousands)
Asset retirement obligation, beginning balance	$10,769	$2,245
Liabilities incurred or acquired (1)	3,347	8,118
Revisions in estimated cash flows (2)	2,018	42
Liabilities settled	(139)	—
Accretion expense	853	364
Asset retirement obligation, ending balance	16,848	10,769
Less: current portion of obligations	790	—
Asset retirement obligation - long term	$16,058	$10,769
(1) For the year ended December 31, 2017, liabilities incurred or acquired included $7.5 million assumed as part of the Linn Acquisition.
(2) For the year ended December 31, 2018, revisions primarily represent changes in the economic lives of producing properties and the Company’s share of estimated costs.